UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2008

Check here if Amendment [x];  Amendment Number:
This Amendment (Check only one):  [x] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Castle Point Capital Management, LLC
Address:  20 Horseneck Lane, 2nd Floor
          Greenwich Ct 06830

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:    Andrew J. Turchin
Title:   Chief Financial Officer
Phone:   203-862-3162
Signature, Place, and Date of Signing:

  Andrew J. Turchin	Greenwich, CT 06830	August 18, 2008

Report Type (Check only one):

[ X ]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:    23

Form 13F Information Table Value Total:    $258,925

List of Other Included Managers:

None
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                                                  FORM 13 F INFORMATION TABLE

Name of Issuer                       Title Cusip      Mkt Val     Shr/Prn     Shr/ Put/ Inv        Other     Voting Authority
                                     Class            (USD)       Amount     Prn   Call Discretion Managers Sole   Shared  None

AMERICAN EXPRESS CO. CMN              COM  025816109  22,602,000  600,000    SH         SOLE                 600,000
AMERIPRISE FINANCIAL, INC. CMN        COM  03076C106  12,201,000  300,000    SH         SOLE                 300,000
ANNALY CAPITAL MANAGEMENT, INC CMN    COM  035710409  11,633,000  750,000    SH         SOLE                 750,000
ASSURANT INC. CMN                     COM  04621X108  9,894,000   150,000    SH         SOLE                 150,000
THE BANK OF NY MELLON CORP CMN        COM  064058100  22,747,000  601,300    SH         SOLE                 601,300
BLACKSTONE GROUP INC (THE) CMN        COM  09253U108  5,463,000   300,000    SH         SOLE                 300,000
BROADRIDGE FINANCIAL SOLUTIONS IN C   COM  11133T103  18,036,000  856,800    SH         SOLE                 856,800
CME GROUP INC. CMN CLASS A            COM  12572Q105  11,496,000  30,000     SH         SOLE                 30,000
DST SYSTEM INC COMMON STOCK           COM  233326107  13,763,000  250,000    SH         SOLE                 250,000
DISCOVER FINANCIAL SERVICES CMN       COM  254709108  16,463,000  1,250,000  SH         SOLE                 1,250,000
FIDELITY NATL INFO SVCS INC CMN       COM  31620M106  22,146,000  600,000    SH         SOLE                 600,000
LEGG MASON INC CMN                    COM  524901105  8,714,000   200,000    SH         SOLE                 200,000
PHH CORPORATION CMN                   COM  693320202  9,210,000   600,000    SH         SOLE                 600,000
PMA CAPITAL CORPORATION CL-A CMN CL   COM  693419202  3,684,000   400,000    SH         SOLE                 400,000
PEOPLES UNITED FINANCIAL INC CMN      COM  712704105  2,340,000   150,000    SH         SOLE                 150,000
PHOENIX COS INC CMN                   COM  71902E109  11,415,000  1,500,000  SH         SOLE                 1,500,000
SEI INVESTMENTS CO CMN                COM  784117103  125,000     5,300      SH         SOLE                 5,300
SLM CORPORATION CMN                   COM  78442P106  7,740,000   400,000    SH         SOLE                 400,000
SAFETY INSURANCE GROUP, INC. CMN      COM  78648T100  3,565,000   100,000    SH         SOLE                 100,000
CHARLES SCHWAB CORPORATION CMN        COM  808513105  15,405,000  750,000    SH         SOLE                 750,000
TOTAL SYS SVC INC CMN                 COM  891906109  11,666,000  525,000    SH         SOLE                 525,000
UNITED AMERICA INDEMNITY LTD CMN CL   COM  90933T109  10,353,000  774,367    SH         SOLE                 774,367
UBS AG CMN                            COM  H89231338  8,264,000   400,000    SH         SOLE                 400,000
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